Sale of businesses (Tables)	6 Months Ended
Dec. 31, 2025
Disclosure of business disposal [abstract]
Schedule Of Cash Consideration Received And Net Assets Disposed Of In Sale Of Businesses And Brands	Cash consideration received and net assets disposed of in respect of sale of businesses and brands in the six months ended 31
December 2025 were as follows:

	Diageo Operations Italy S.p.A. $ million	Other $ million	Total $ million
Sale consideration
Cash received	117	173	290
Transaction and other directly attributable costs paid	(2)	(27)	(29)
Net cash received	115	146	261
Deferred consideration receivable	3	—	3
Transaction costs payable and other directly attributable items	26	9	35
	144	155	299
Net assets disposed of
Assets and liabilities held for sale	(144)	(96)	(240)
Inventories	—	1	1
	(144)	(95)	(239)
Less non-controlling interest	—	28	28
Hyperinflationary adjustment recycled from other comprehensive income	—	22	22
Exchange recycled from other comprehensive income	(6)	(102)	(108)
(Loss)/gain on disposal before taxation	(6)	8	2
Taxation	—	(7)	(7)
(Loss)/gain on disposal after taxation	(6)	1	(5)

Condensed Cash Flow Statement	Cash consideration received or paid in respect of the disposal of businesses and brands in the six months ended 31 December
2025 were as follows:

	Diageo Operations Italy S.p.A. $ million	Other $ million	Total $ million
Net cash received as included in net cashflow from investing activities	115	146	261
Cash included in disposed assets and liabilities held for sale	(127)	(14)	(141)
Net cash flow from sale of businesses and brands	(12)	132	120